Summary of significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Summary of significant accounting policies
Basis of presentation

Basis of presentation

The accompanying Unaudited Consolidated Financial Statements at September 30, 2018, have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. The accompanying Unaudited Consolidated Financial Statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those entities in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation. All intercompany transactions have been eliminated in consolidation.

These Unaudited Consolidated Financial Statements do not include all disclosures normally included in annual financial statements prepared in accordance with GAAP and should be read in conjunction with the Audited Consolidated Financial Statements and the related notes for the year ended December 31, 2017. The consolidated financial information as of December 31, 2017 included herein has been derived from the Audited Consolidated Financial Statements as of December 31, 2017.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of management, the accompanying Unaudited Consolidated Financial Statements reflect all adjustments (consisting of normally recurring accruals) necessary for a fair statement of results on an interim basis. Tabular dollar amounts are in millions, with the exception of share and per share amounts. All amounts are reported in U.S. dollars, except where noted otherwise.

During the second quarter of 2018, management identified a disclosure misclassification within the categories of mortgage-and asset-backed securities presented in tables within Note 7 and Note 8. The impact to the year ended December 31, 2017 disclosure was not considered to be material. In order to improve the consistency and comparability of the financial statement disclosures, management revised the December 31, 2017 disclosure related to mortgage-and asset-backed securities within Note 7 and Note 8 to be consistent with the September 30, 2018 presentation.

Basis of presentation

The accompanying consolidated financial statements at December 31, 2017, have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those entities in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation. All intercompany transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain amounts in the prior period financial statements have been reclassified to conform to the current presentation. Tabular dollar amounts are in millions, with the exception of share and per share amounts. All amounts are reported in U.S. dollars, except where noted otherwise.

Recently adopted changes in accounting principles

Recently adopted changes in accounting principles

Definition of a business

Effective January 1, 2018, Sirius Group adopted Accounting Standards Update (“ASU”) 2017-01, Business Combinations: Clarifying the Definition of a Business (Accounting Standards Codification (“ASC”) 805), which clarifies the definition of a business and affects the determination of whether acquisitions or disposals are accounted for as assets or as a business. Under the new guidance, when substantially all of the fair value of the assets is concentrated in a single identifiable asset or a group of similar identifiable assets, it is not a business. Sirius Group has applied the guidance in the update when determining the accounting treatment for transactions that have occurred during the nine months ended September 30, 2018. (See Note 3).

Financial instruments - recognition and measurement

Effective January 1, 2018, Sirius Group adopted ASU 2016‑01, Recognition and Measurement of Financial Assets and Financial Liabilities (ASC 825‑10). The new guidance modifies the guidance for financial instruments, including investments in equity securities. Under the new guidance, all equity securities with readily determinable fair values are required to be measured at fair value with changes therein recognized through current period earnings. In addition, the new guidance requires a qualitative assessment for equity securities without readily determinable fair values to identify impairment, and for impaired equity securities to be measured at fair value. Sirius Group measures its portfolio of investment securities at fair value with changes therein recognized through current period earnings and, accordingly, adoption did not have any impact on its consolidated financial statements.

Revenue recognition

Effective January 1, 2018, Sirius Group adopted ASU 2014‑09, Revenue from Contracts with Customers (ASC 606), which modifies the guidance for revenue recognition. The scope of the new guidance excludes insurance contracts but is applicable to certain fee arrangements as well as commissions and other non-insurance revenues. This guidance impacts the timing of service fee recognition by International Medical Group Acquisition, Inc. (“IMG”) and ArmadaCorp Capital, LLC (“Armada”). Sirius Group used the modified retrospective transition approach to adopt this guidance,which resulted in the recognition of a cumulative effect of adoption as an adjustment to the beginning balance of retained earnings at the date of initial application of $1.6 million, net of tax.

Recently adopted changes in accounting principles

Presentation of net periodic cost and net periodic postretirement benefit cost

During 2017, Sirius Group elected early adoption of Accounting Standards Update (“ASU”) 2017‑07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (ASC 715), which provides guidance that increases transparency and usefulness of information about defined benefit costs for pension plans and other post‑retirement plans presented in financial statements. Under the new guidance, the new standard requires separation of the service cost component from the other components of net benefit cost for presentation purposes. While the guidance provides for additional pension disclosures in Note 14, there was no impact on the Company’s financial position, results of operations or cash flows.

Statement of cash flows

Effective January 1, 2018, Sirius Group adopted ASU 2016‑18, Statement of Cash Flows: Restricted Cash (ASC 230), which requires that restricted cash and restricted cash equivalents be included with cash and cash equivalents in the reconciliation of beginning and ending cash on the statements of cash flows. As a result, transfers between cash and cash equivalents and restricted cash and restricted cash equivalents will no longer be presented on the statement of cash flows. The revised presentation required in this guidance is reflected in the Company’s Consolidated Statements of Cash Flows for all periods presented. The adoption of this guidance did not have any effect on the Company’s results of operations, financial position, or comprehensive income.

Effective January 1, 2017, Sirius Group elected early adoption of ASU 2016‑15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (ASC 230), which addresses diversity in practice in how eight specific cash receipts and cash payments should be presented and classified on the statement of cash flows. The adoption of this guidance did not impact the Company’s results of operations, financial condition, or liquidity.

Goodwill

Effective January 1, 2017, Sirius Group elected early adoption of ASU 2017‑04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The guidance simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amendments in this guidance, an entity performs its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The guidance also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity is required to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. While the guidance changes the Company’s goodwill impairment testing procedures, there was no impact on the Company’s financial position, results of operations or cash flows.

Short‑duration contracts

Effective December 31, 2017, Sirius Group adopted ASU 2015‑09, Disclosures about Short Duration Contracts (ASC 944), which requires expanded footnote disclosures about Loss and loss adjustment expense reserves. Upon adoption, Sirius Group modified its footnote disclosures to include loss development tables on a disaggregated basis by accident year and a reconciliation of loss development data to the Loss and loss adjustment expense reserves reflected on the balance sheet. The additional disclosures required by this guidance have been included in Note 5.

Recent accounting pronouncements

Recent accounting pronouncements

Premium amortization on callable debt securities

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017‑08, Premium Amortization on Purchased Callable Debt Securities (ASC 310‑20), which changes the amortization period for certain purchased callable debt securities. Under the new guidance, for investments in callable debt securities held at a premium, the premium will be amortized over the period to the earliest call date. The new guidance does not change the amortization period for callable debt securities held at a discount. The new guidance is effective for annual and interim periods beginning after December 15, 2018. Sirius Group does not expect adoption to have any effect on its financial statements.

Credit losses

In June 2016, the FASB issued ASU 2016‑13, Measurement of Credit Losses on Financial Instruments (ASC 326), which establishes new guidance for the recognition of credit losses for financial assets measured at amortized cost. The new guidance, which applies to financial assets that have the contractual right to receive cash, including reinsurance receivables, requires reporting entities to estimate the credit losses expected over the life of a credit exposure using historical information, current information and reasonable and supportable forecasts that affect the collectability of the financial asset. The new guidance is effective for annual and interim periods beginning after December 15, 2019. Sirius Group is evaluating the expected impact of this new guidance.

Leases

In February 2016, the FASB issued ASU 2016‑02, Leases (ASC 842). The new guidance requires lessees to recognize lease assets and liabilities on the balance sheet for both operating and financing leases, with the exception of leases with an original term of 12 months or less. Under existing guidance, recognition of lease assets and liabilities is not required for operating leases. The new guidance requires that lease assets and liabilities to be recognized and measured initially based on the present value of the lease payments. The new guidance is effective for annual and interim periods beginning after December 15, 2018. Sirius Group is evaluating the expected impact of this new guidance and available adoption methods.

Recent accounting pronouncements

Premium amortization on callable debt securities

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017‑08, Premium Amortization on Purchased Callable Debt Securities (ASC 310‑20), which changes the amortization period for certain purchased callable debt securities. Under the new guidance, for investments in callable debt securities held at a premium, the premium will be amortized over the period to the earliest call date. The new guidance does not change the amortization period for callable debt securities held at a discount. The new guidance is effective for annual and interim periods beginning after December 15, 2018. Sirius Group does not expect adoption to have any effect on its financial statements.

Definition of a business

In January 2017, the FASB issued ASU 2017‑01, Business Combinations: Clarifying the Definition of a Business (ASC 805), which clarifies the definition of a business and affects the determination of whether acquisitions or disposals are accounted for as assets or as a business. Under the new guidance, when substantially all of the fair value of the assets is concentrated in a single identifiable asset or a group of similar identifiable assets, it is not a business. The new guidance is effective for annual and interim periods beginning after December 15, 2017. Sirius Group does not expect adoption to have any effect on its financial statements.

Credit losses

In June 2016, the FASB issued ASU 2016‑13, Measurement of Credit Losses on Financial Instruments (ASC 326), which establishes new guidance for the recognition of credit losses for financial assets measured at amortized cost. The new guidance, which applies to financial assets that have the contractual right to receive cash, including reinsurance receivables, requires reporting entities to estimate the credit losses expected over the life of a credit exposure using historical information, current information and reasonable and supportable forecasts that affect the collectability of the financial asset. The new guidance is effective for annual and interim periods beginning after December 15, 2019. Sirius Group is evaluating the expected impact of this new guidance.

Leases

In February 2016, the FASB issued ASU 2016‑02, Leases (ASC 842). The new guidance requires lessees to recognize lease assets and liabilities on the balance sheet for both operating and financing leases, with the exception of leases with an original term of 12 months or less. Under existing guidance, recognition of lease assets and liabilities is not required for operating leases. The lease assets and liabilities to be recognized are both measured initially based on the present value of the lease payments. The new guidance is effective for Sirius Group for annual and interim periods beginning after December 15, 2018. Sirius Group is evaluating the expected impact of this new guidance and available adoption methods.

Financial instruments—recognition and measurement

In January 2016, the FASB issued ASU 2016‑01, Recognition and Measurement of Financial Assets and Financial Liabilities (ASC 825‑10). The new guidance modifies the guidance for financial instruments, including investments in equity securities. Under the new guidance, all equity securities with readily determinable fair values are required to be measured at fair value with changes therein recognized through current period earnings. In addition, the new guidance requires a qualitative assessment for equity securities without readily determinable fair values to identify impairment, and for impaired equity securities to be measured at fair value. The new guidance is effective for fiscal years beginning after December 15, 2017, with early adoption permitted. Sirius Group measures its portfolio of investment securities at fair value with changes therein recognized through current period earnings and, accordingly, adoption will not have any effect on its financial statements.

Revenue recognition

In May 2014, the FASB issued ASU 2014‑09, Revenue from Contracts with Customers (ASU 606). ASU 2014‑09 was updated through various ASUs, including ASU 2015‑14 and ASU 2017‑13 that delayed the effective date of ASU 2014‑09. The guidance affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Accounting for insurance contracts is not within the scope of ASU 2014‑09. Sirius Group generates service fee income, primarily from the operations of IMG and ArmadaCorp Capital, LLC (“Armada”), which is reported in Other revenues in the Consolidated Statements of (Loss) Income and is within the scope of ASU 2014‑09. The guidance is effective January 1, 2018. Sirius Group intends to adopt the guidance on that date using the modified retrospective approach to transition. Adoption of the guidance will not have a significant effect on the Company’s financial position, results of operations, or comprehensive income, as the accounting for insurance contracts is outside of the scope of the guidance.